Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	467,987,631.56	28,044
Yield Supplement Overcollateralization Amount 06/30/21	14,287,755.25	0
Receivables Balance 06/30/21	482,275,386.81	28,044
Principal Payments	25,557,382.40	1,297
Defaulted Receivables	508,174.83	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	11,819,792.70	0
Pool Balance at 07/31/21	444,390,036.88	26,719

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.53%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,962,769.73	197
Past Due 61-90 days	770,058.59	42
Past Due 91-120 days	218,494.78	14
Past Due 121+ days	0.00	0
Total	4,951,323.10	253

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	353,247.52
Aggregate Net Losses/(Gains) - July 2021	154,927.31
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.39%
Prior Net Losses Ratio	0.00%
Second Prior Net Losses Ratio	-0.23%
Third Prior Net Losses Ratio	0.16%
Four Month Average	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.61%
Weighted Average Contract Rate, Yield Adjusted	6.21%
Weighted Average Remaining Term	43.72

Flow of Funds	$ Amount
Collections	27,737,829.73
Investment Earnings on Cash Accounts	393.69
Servicing Fee	(401,896.16)
Transfer to Collection Account	-
Available Funds	27,336,327.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	680,864.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,997,913.83
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,966,068.10

Total Distributions of Available Funds	27,336,327.26

Servicing Fee	401,896.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	462,587,950.71
Principal Paid	23,597,594.68
Note Balance @ 08/16/21	438,990,356.03

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2a
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2b
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-3
Note Balance @ 07/15/21	333,687,950.71
Principal Paid	23,597,594.68
Note Balance @ 08/16/21	310,090,356.03
Note Factor @ 08/16/21	92.0777848%

Class A-4
Note Balance @ 07/15/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	80,300,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	32,400,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	16,200,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	772,664.48
Total Principal Paid	23,597,594.68
Total Paid	24,370,259.16

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.09313%
Coupon	0.32313%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	545,023.65
Principal Paid	23,597,594.68
Total Paid to A-3 Holders	24,142,618.33

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7172697
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.9058090
Total Distribution Amount	22.6230787

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.6183854
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	70.0703586
Total A-3 Distribution Amount	71.6887440

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	84.67
Noteholders' Third Priority Principal Distributable Amount	686.51
Noteholders' Principal Distributable Amount	228.82

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	2,699,840.43
Investment Earnings	229.31
Investment Earnings Paid	(229.31)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,444,129.98	$1,886,907.14	$1,806,116.72
Number of Extensions	63	82	76
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.37%	0.34%